COST OF SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Inventories at the beginning of the year	$ 2,689,829	$ 2,550,930	$ 1,647,869
Acquisition of business (Note 3)	0	0	400,047
Effect of initial inflation adjustment (Note 4 (cc))	0	191,708	0
Translation differences	(21,919)	(413,436)	(97,148)
Raw materials and consumables used and other movements	6,165,654	6,961,704	6,337,283
Services and fees	151,373	158,551	110,949
Labor cost	611,615	699,447	673,821
Depreciation of property, plant and equipment	508,934	456,522	348,415
Amortization of intangible assets	17,805	25,374	35,275
Maintenance expenses	467,090	519,625	480,496
Office expenses	8,513	8,586	7,350
Insurance	9,674	8,769	7,968
Charge of obsolescence allowance	8,413	17,322	(4,028)
Recovery from sales of scrap and by-products	(23,793)	(27,744)	(25,973)
Others	17,550	15,799	31,631
Less: Inventories at the end of the year	(2,158,298)	(2,689,829)	(2,550,930)
Cost of Sales	$ 8,452,440	$ 8,483,328	$ 7,403,025